Note 7 - Mortgage Servicing Rights, Net (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Servicing Liability at Amortized Cost [Table Text Block]
(Dollars in thousands)	2013	2012
Mortgage servicing rights:
Balance, beginning of year	$1,732	1,485
Originations	568	979
Amortization	(592)	(732)
Balance, end of year	1,708	1,732
Valuation reserve	0	0
Mortgage servicing rights, net	$1,708	1,732
Fair value of mortgage servicing rights	$2,801	2,126

Summary Of Risk Characteristics Of Loans Being Serviced Table [Text Block]
(Dollars in thousands)	Loan Principal Balance	Weighted Average Interest Rate	Weighted Average Remaining Term (months)	Number of Loans
Original term 30 year fixed rate	$203,957	4.36%	302	1,746
Original term 15 year fixed rate	120,461	3.42	145	1,347
Adjustable rate	202	3.86	321	5

Schedule of Finite-Lived Intangible Assets [Table Text Block]
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Unamortized Mortgage Servicing Rights
December 31, 2013
Mortgage servicing rights	$3,638	(1,930)	1,708
Total	$3,638	(1,930)	1,708

December 31, 2012
Mortgage servicing rights	$2,412	(680)	1,732
Total	$2,412	(680)	1,732

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(Dollars in thousands)	Mortgage Servicing
Year ended December 31,	Rights
2014	$420
2015	401
2016	354
2017	262
2018	158
Thereafter	113
$1,708